Additional information: condensed financial statements of the Company (Condensed statements of operations and comprehensive income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed statements of operations [Line Items]
Interest expense	¥ (81,085)	$ (11,679)	¥ (97,125)	¥ (56,607)
Income before income tax expenses	1,783,811	256,923	1,162,512	1,214,480
Net income	1,511,576	217,713	998,305	1,064,472
Other comprehensive income/(loss) :
Unrealized gain of available-for-sale securities	134,768	19,411	0	0
Foreign currency translation adjustments, net of nil tax	(5,317)	(766)	4,414	3,638
Comprehensive income attributable to YY Inc.	1,653,369	238,136	1,037,657	1,068,110
Parent [Member]
Condensed statements of operations [Line Items]
Share of profit of subsidiaries and VIEs	1,605,003	231,170	1,108,029	1,121,079
Interest expense	(81,085)	(11,679)	(74,786)	(56,607)
Income before income tax expenses	1,523,918	219,491	1,033,243	1,064,472
Net income	1,523,918	219,491	1,033,243	1,064,472
Other comprehensive income/(loss) :
Unrealized gain of available-for-sale securities	134,768	19,411
Foreign currency translation adjustments, net of nil tax	(5,317)	(766)	4,414	3,638
Comprehensive income attributable to YY Inc.	¥ 1,653,369	$ 238,136	¥ 1,037,657	¥ 1,068,110